Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - General and Administrative Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Professional services	€ 1,070	€ 368	€ 2,496	€ 2,621
Personnel expenses	1,697	1,267	3,055	2,695
Impairment		1,882		1,882
Other	1,781	250	2,045	475
General and administrative expenses	4,548	3,767	7,596	7,673
Expenses for insurance			851	2
Expenses for software			406	87
Transaction fees for money transfers			211	13
CSOP
Statement Line Items [Line Items]
Personnel expenses	€ 502	€ 909	€ 502	€ 1,165